Investment Objectives and Goals	Dec. 18, 2025
Invesco Treasury Portfolio - Cash Management Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Cash Management Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Cash Management Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - CAVU Securities Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - CAVU Securities Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Corporate Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Corporate Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Corporate Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Institutional Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Institutional Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Institutional Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Personal Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Personal Investment Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Personal Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Premier Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Private Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Private Investment Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Private Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Reserve Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Reserve Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Reserve Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio - Resource Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio - Resource Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Government & Agency Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Obligations Portfolio - Resource Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Treasury Obligations Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.